Note 6 - Equipment (Tables)	9 Months Ended
Sep. 30, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	September 30,	December 31,
	2024	2023
Medical equipment, cost	$80	$-
Less – accumulated depreciation	(8)	-
Equipment, net	$72	$-